Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Deferred revenue from related parties	¥ 31,523	$ 4,845	¥ 29,818
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	¥ 31,523	$ 4,845	29,275
Wanjia Win-Win
Related Party Transaction [Line Items]
Deferred revenue from related parties			¥ 543